Share-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected dividends yield	0.00%	0.00%	0.00%
Expected term		6 years 3 months
Maximum [Member]
Expected volatility	81.25%	78.53%	88.76%
Expected term	6 years 3 months		25 years
Risk-free interest rate (per annum)	1.30%	1.40%	1.44%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.35	0.78	2.99
Minimum [Member]
Expected volatility	79.77%	76.23%	86.96%
Expected term	5 years 9 months		5 years 6 months 22 days
Risk-free interest rate (per annum)	0.89%	1.38%	0.12%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.34	0.34	2.09